Annual Total Returns - Fidelity Government Money Market Fund [BarChart] - 04.30 Fidelity Government Money Market Fund Advisor M Class PRO-07 - Fidelity Government Money Market Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 06, 2017
Fidelity Government Money Market Fund: Advisor M Class
Bar Chart Table:
Annual Return 2018	1.20%
Annual Return 2019	1.58%
Annual Return 2020	0.20%